UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

June 30, 2010

1.803294.106

AMI-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,755,326	$ 27,167,513
Fidelity Consumer Discretionary Central Fund (c)	383,527	37,508,920
Fidelity Consumer Staples Central Fund (c)	332,291	36,870,961
Fidelity Emerging Markets Equity Central Fund (c)	127,467	21,914,199
Fidelity Energy Central Fund (c)	422,697	37,273,378
Fidelity Financials Central Fund (c)	1,113,372	59,309,302
Fidelity Health Care Central Fund (c)	435,160	45,043,449
Fidelity Industrials Central Fund (c)	383,569	41,540,573
Fidelity Information Technology Central Fund (c)	498,662	63,808,812
Fidelity International Equity Central Fund (c)	2,122,538	119,477,656
Fidelity Materials Central Fund (c)	111,308	13,403,704
Fidelity Telecom Services Central Fund (c)	106,393	10,557,339
Fidelity Utilities Central Fund (c)	161,768	13,960,577
TOTAL EQUITY CENTRAL FUNDS (Cost $587,957,658)		527,836,383
Fixed-Income Central Funds - 55.8%

High Yield Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (c)	674,281	63,065,518
Fidelity High Income Central Fund 1 (c)	1,195,442	109,359,076
TOTAL HIGH YIELD FIXED-INCOME FUNDS		172,424,594
Investment Grade Fixed-Income Funds - 49.8%
Fidelity Tactical Income Central Fund (c)	14,344,593	1,423,414,002
TOTAL FIXED-INCOME CENTRAL FUNDS		1,595,838,596
Money Market Central Funds - 25.6%

Fidelity Cash Central Fund, 0.20% (a)	106,336,540	106,336,540
Fidelity Money Market Central Fund, 0.43% (a)	625,550,134	625,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $731,886,674)		731,886,674
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 7/15/10 (b) (Cost $4,399,738)	$ 4,400,000	$ 4,399,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,884,005,981)	2,859,961,485
NET OTHER ASSETS (LIABILITIES) - 0.0%	829,832
NET ASSETS - 100%	$ 2,860,791,317
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
310 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 20,385,600	$ (899,935)
368 CME E-mini S&P 500 Index Contracts	Sept. 2010	18,889,440	(1,074,192)
TOTAL EQUITY INDEX CONTRACTS		$ 39,275,040	$ (1,974,127)
The face value of futures purchased as a percentage of net assets is 1.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,399,832.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 103,140
Fidelity Commodity Strategy Central Fund	11,757
Fidelity Consumer Discretionary Central Fund	365,406
Fidelity Consumer Staples Central Fund	696,809
Fidelity Emerging Markets Equity Central Fund	165,997
Fidelity Energy Central Fund	314,795
Fidelity Financials Central Fund	445,679
Fidelity Floating Rate Central Fund	988,590
Fidelity Health Care Central Fund	298,297
Fidelity High Income Central Fund 1	5,993,607
Fidelity Industrials Central Fund	430,155
Fidelity Information Technology Central Fund	216,901
Fidelity International Equity Central Fund	2,373,961
Fidelity Materials Central Fund	185,512
Fidelity Money Market Central Fund	1,704,215
Fidelity Tactical Income Central Fund	38,910,428
Fidelity Telecom Services Central Fund	295,437
Fidelity Utilities Central Fund	370,339
Total	$ 53,871,025
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 28,553,512	$ 187,207	$ 27,167,513	14.9%
Fidelity Consumer Discretionary Central Fund	44,675,351	4,778,979	14,370,739	37,508,920	7.2%
Fidelity Consumer Staples Central Fund	45,057,822	5,060,659	12,021,982	36,870,961	6.7%
Fidelity Emerging Markets Equity Central Fund	-	22,645,641	188,065	21,914,199	6.6%
Fidelity Energy Central Fund	54,207,979	5,194,715	16,825,815	37,273,378	6.8%
Fidelity Financials Central Fund	73,751,990	10,266,542	18,660,786	59,309,302	6.8%
Fidelity Floating Rate Central Fund	26,813,071	35,731,347	61,874	63,065,518	2.3%
Fidelity Health Care Central Fund	61,659,926	5,747,123	23,530,438	45,043,449	7.0%
Fidelity High Income Central Fund 1	92,773,272	13,805,192	279,385	109,359,076	19.4%
Fidelity Industrials Central Fund	52,695,777	5,185,614	18,793,669	41,540,573	7.3%
Fidelity Information Technology Central Fund	89,102,247	8,190,916	36,233,263	63,808,812	6.8%
Fidelity International Equity Central Fund	26,661,977	109,607,528	1,218,741	119,477,656	8.3%
Fidelity Materials Central Fund	20,193,264	1,851,809	7,749,125	13,403,704	7.2%
Fidelity Tactical Income Central Fund	1,291,110,352	262,173,419	194,284,858	1,423,414,002	31.8%
Fidelity Telecom Services Central Fund	15,219,399	1,493,834	6,016,335	10,557,339	6.9%
Fidelity Utilities Central Fund	16,532,066	1,981,249	4,186,869	13,960,577	7.2%
Total	$ 1,910,454,493	$ 522,268,078	$ 354,609,151	$ 2,123,674,979
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 527,836,383	$ 527,836,383	$ -	$ -
Fixed-Income Central Funds	1,595,838,596	1,595,838,596	-	-
Money Market Central Funds	731,886,674	731,886,674	-	-
Other Short-Term Investments and Net Other Assets	4,399,832	-	4,399,832	-
Total Investments in Securities:	$ 2,859,961,485	$ 2,855,561,653	$ 4,399,832	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,974,127)	$ (1,974,127)	$ -	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,884,005,978. Net unrealized depreciation aggregated $24,044,493, of which $55,464,365 related to appreciated investment securities and $79,508,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.851906.103

AAM20-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	2,755,326	$ 27,167,513
Fidelity Consumer Discretionary Central Fund (c)	383,527	37,508,920
Fidelity Consumer Staples Central Fund (c)	332,291	36,870,961
Fidelity Emerging Markets Equity Central Fund (c)	127,467	21,914,199
Fidelity Energy Central Fund (c)	422,697	37,273,378
Fidelity Financials Central Fund (c)	1,113,372	59,309,302
Fidelity Health Care Central Fund (c)	435,160	45,043,449
Fidelity Industrials Central Fund (c)	383,569	41,540,573
Fidelity Information Technology Central Fund (c)	498,662	63,808,812
Fidelity International Equity Central Fund (c)	2,122,538	119,477,656
Fidelity Materials Central Fund (c)	111,308	13,403,704
Fidelity Telecom Services Central Fund (c)	106,393	10,557,339
Fidelity Utilities Central Fund (c)	161,768	13,960,577
TOTAL EQUITY CENTRAL FUNDS (Cost $587,957,658)		527,836,383
Fixed-Income Central Funds - 55.8%

High Yield Fixed-Income Funds - 6.0%
Fidelity Floating Rate Central Fund (c)	674,281	63,065,518
Fidelity High Income Central Fund 1 (c)	1,195,442	109,359,076
TOTAL HIGH YIELD FIXED-INCOME FUNDS		172,424,594
Investment Grade Fixed-Income Funds - 49.8%
Fidelity Tactical Income Central Fund (c)	14,344,593	1,423,414,002
TOTAL FIXED-INCOME CENTRAL FUNDS		1,595,838,596
Money Market Central Funds - 25.6%

Fidelity Cash Central Fund, 0.20% (a)	106,336,540	106,336,540
Fidelity Money Market Central Fund, 0.43% (a)	625,550,134	625,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $731,886,674)		731,886,674
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 7/15/10 (b) (Cost $4,399,738)	$ 4,400,000	$ 4,399,832
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,884,005,981)	2,859,961,485
NET OTHER ASSETS (LIABILITIES) - 0.0%	829,832
NET ASSETS - 100%	$ 2,860,791,317
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
310 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 20,385,600	$ (899,935)
368 CME E-mini S&P 500 Index Contracts	Sept. 2010	18,889,440	(1,074,192)
TOTAL EQUITY INDEX CONTRACTS		$ 39,275,040	$ (1,974,127)
The face value of futures purchased as a percentage of net assets is 1.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,399,832.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 103,140
Fidelity Commodity Strategy Central Fund	11,757
Fidelity Consumer Discretionary Central Fund	365,406
Fidelity Consumer Staples Central Fund	696,809
Fidelity Emerging Markets Equity Central Fund	165,997
Fidelity Energy Central Fund	314,795
Fidelity Financials Central Fund	445,679
Fidelity Floating Rate Central Fund	988,590
Fidelity Health Care Central Fund	298,297
Fidelity High Income Central Fund 1	5,993,607
Fidelity Industrials Central Fund	430,155
Fidelity Information Technology Central Fund	216,901
Fidelity International Equity Central Fund	2,373,961
Fidelity Materials Central Fund	185,512
Fidelity Money Market Central Fund	1,704,215
Fidelity Tactical Income Central Fund	38,910,428
Fidelity Telecom Services Central Fund	295,437
Fidelity Utilities Central Fund	370,339
Total	$ 53,871,025
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 28,553,512	$ 187,207	$ 27,167,513	14.9%
Fidelity Consumer Discretionary Central Fund	44,675,351	4,778,979	14,370,739	37,508,920	7.2%
Fidelity Consumer Staples Central Fund	45,057,822	5,060,659	12,021,982	36,870,961	6.7%
Fidelity Emerging Markets Equity Central Fund	-	22,645,641	188,065	21,914,199	6.6%
Fidelity Energy Central Fund	54,207,979	5,194,715	16,825,815	37,273,378	6.8%
Fidelity Financials Central Fund	73,751,990	10,266,542	18,660,786	59,309,302	6.8%
Fidelity Floating Rate Central Fund	26,813,071	35,731,347	61,874	63,065,518	2.3%
Fidelity Health Care Central Fund	61,659,926	5,747,123	23,530,438	45,043,449	7.0%
Fidelity High Income Central Fund 1	92,773,272	13,805,192	279,385	109,359,076	19.4%
Fidelity Industrials Central Fund	52,695,777	5,185,614	18,793,669	41,540,573	7.3%
Fidelity Information Technology Central Fund	89,102,247	8,190,916	36,233,263	63,808,812	6.8%
Fidelity International Equity Central Fund	26,661,977	109,607,528	1,218,741	119,477,656	8.3%
Fidelity Materials Central Fund	20,193,264	1,851,809	7,749,125	13,403,704	7.2%
Fidelity Tactical Income Central Fund	1,291,110,352	262,173,419	194,284,858	1,423,414,002	31.8%
Fidelity Telecom Services Central Fund	15,219,399	1,493,834	6,016,335	10,557,339	6.9%
Fidelity Utilities Central Fund	16,532,066	1,981,249	4,186,869	13,960,577	7.2%
Total	$ 1,910,454,493	$ 522,268,078	$ 354,609,151	$ 2,123,674,979
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 527,836,383	$ 527,836,383	$ -	$ -
Fixed-Income Central Funds	1,595,838,596	1,595,838,596	-	-
Money Market Central Funds	731,886,674	731,886,674	-	-
Other Short-Term Investments and Net Other Assets	4,399,832	-	4,399,832	-
Total Investments in Securities:	$ 2,859,961,485	$ 2,855,561,653	$ 4,399,832	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (1,974,127)	$ (1,974,127)	$ -	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,884,005,978. Net unrealized depreciation aggregated $24,044,493, of which $55,464,365 related to appreciated investment securities and $79,508,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

June 30, 2010

1.849901.102

TAN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	99,827	$ 984,297
Fidelity Consumer Discretionary Central Fund (b)	23,048	2,254,134
Fidelity Consumer Staples Central Fund (b)	20,062	2,226,041
Fidelity Emerging Markets Equity Central Fund (b)	7,697	1,323,261
Fidelity Energy Central Fund (b)	26,916	2,373,485
Fidelity Financials Central Fund (b)	73,962	3,939,956
Fidelity Health Care Central Fund (b)	27,046	2,799,515
Fidelity Industrials Central Fund (b)	22,741	2,462,893
Fidelity Information Technology Central Fund (b)	31,577	4,040,556
Fidelity International Equity Central Fund (b)	147,455	8,300,250
Fidelity Materials Central Fund (b)	6,548	788,461
Fidelity Telecom Services Central Fund (b)	6,258	620,980
Fidelity Utilities Central Fund (b)	9,768	842,999
TOTAL EQUITY CENTRAL FUNDS (Cost $35,943,868)		32,956,828
Fixed-Income Central Funds - 55.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Floating Rate Central Fund (b)	27,735	2,594,061
Fidelity High Income Central Fund 1 (b)	48,074	4,397,827
TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,991,888
Investment Grade Fixed-Income Funds - 49.2%
Fidelity Tactical Income Central Fund (b)	556,287	55,200,384
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $59,251,544)		62,192,272
Money Market Central Funds - 15.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (a)	7,451,259	$ 7,451,259
Fidelity Money Market Central Fund, 0.43% (a)	9,900,000	9,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $17,351,259)		17,351,259
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $112,546,671)	112,500,359
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(166,148)
NET ASSETS - 100%	$ 112,334,211
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,043
Fidelity Commodity Strategy Central Fund	397
Fidelity Consumer Discretionary Central Fund	18,973
Fidelity Consumer Staples Central Fund	37,283
Fidelity Emerging Markets Equity Central Fund	10,381
Fidelity Energy Central Fund	17,182
Fidelity Financials Central Fund	25,178
Fidelity Floating Rate Central Fund	36,597
Fidelity Health Care Central Fund	15,791
Fidelity High Income Central Fund 1	213,088
Fidelity Industrials Central Fund	22,272
Fidelity Information Technology Central Fund	11,851
Fidelity International Equity Central Fund	131,373
Fidelity Materials Central Fund	9,410
Fidelity Money Market Central Fund	24,761
Fidelity Tactical Income Central Fund	1,361,339
Fidelity Telecom Services Central Fund	15,263
Fidelity Utilities Central Fund	19,641
Total	$ 1,978,823
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,032,961	$ 505	$ 984,297	0.5%
Fidelity Consumer Discretionary Central Fund	2,153,509	734,878	699,605	2,254,134	0.4%
Fidelity Consumer Staples Central Fund	2,123,558	848,495	650,065	2,226,041	0.4%
Fidelity Emerging Markets Equity Central Fund	-	1,357,959	751	1,323,261	0.4%
Fidelity Energy Central Fund	2,396,832	1,297,499	1,014,322	2,373,485	0.4%
Fidelity Financials Central Fund	3,391,587	2,064,914	1,107,896	3,939,956	0.4%
Fidelity Floating Rate Central Fund	855,694	1,722,850	665	2,594,061	0.1%
Fidelity Health Care Central Fund	2,790,440	921,355	912,129	2,799,515	0.4%
Fidelity High Income Central Fund 1	2,726,495	1,583,974	2,243	4,397,827	0.8%
Fidelity Industrials Central Fund	2,346,736	806,648	759,971	2,462,893	0.4%
Fidelity Information Technology Central Fund	3,965,785	1,377,270	1,330,997	4,040,556	0.4%
Fidelity International Equity Central Fund	713,202	8,656,064	138,170	8,300,250	0.6%
Fidelity Materials Central Fund	822,400	286,260	257,645	788,461	0.4%
Fidelity Tactical Income Central Fund	37,975,333	20,944,155	6,036,855	55,200,384	1.2%
Fidelity Telecom Services Central Fund	608,687	208,177	181,588	620,980	0.4%
Fidelity Utilities Central Fund	808,087	306,999	244,100	842,999	0.4%
Total	$ 63,678,345	$ 44,150,458	$ 13,337,506	$ 95,149,100
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $112,546,671. Net unrealized depreciation aggregated $46,312, of which $3,496,820 related to appreciated investment securities and $3,543,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849940.102

ATAN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	99,827	$ 984,297
Fidelity Consumer Discretionary Central Fund (b)	23,048	2,254,134
Fidelity Consumer Staples Central Fund (b)	20,062	2,226,041
Fidelity Emerging Markets Equity Central Fund (b)	7,697	1,323,261
Fidelity Energy Central Fund (b)	26,916	2,373,485
Fidelity Financials Central Fund (b)	73,962	3,939,956
Fidelity Health Care Central Fund (b)	27,046	2,799,515
Fidelity Industrials Central Fund (b)	22,741	2,462,893
Fidelity Information Technology Central Fund (b)	31,577	4,040,556
Fidelity International Equity Central Fund (b)	147,455	8,300,250
Fidelity Materials Central Fund (b)	6,548	788,461
Fidelity Telecom Services Central Fund (b)	6,258	620,980
Fidelity Utilities Central Fund (b)	9,768	842,999
TOTAL EQUITY CENTRAL FUNDS (Cost $35,943,868)		32,956,828
Fixed-Income Central Funds - 55.4%

High Yield Fixed-Income Funds - 6.2%
Fidelity Floating Rate Central Fund (b)	27,735	2,594,061
Fidelity High Income Central Fund 1 (b)	48,074	4,397,827
TOTAL HIGH YIELD FIXED-INCOME FUNDS		6,991,888
Investment Grade Fixed-Income Funds - 49.2%
Fidelity Tactical Income Central Fund (b)	556,287	55,200,384
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $59,251,544)		62,192,272
Money Market Central Funds - 15.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (a)	7,451,259	$ 7,451,259
Fidelity Money Market Central Fund, 0.43% (a)	9,900,000	9,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $17,351,259)		17,351,259
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $112,546,671)	112,500,359
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(166,148)
NET ASSETS - 100%	$ 112,334,211
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,043
Fidelity Commodity Strategy Central Fund	397
Fidelity Consumer Discretionary Central Fund	18,973
Fidelity Consumer Staples Central Fund	37,283
Fidelity Emerging Markets Equity Central Fund	10,381
Fidelity Energy Central Fund	17,182
Fidelity Financials Central Fund	25,178
Fidelity Floating Rate Central Fund	36,597
Fidelity Health Care Central Fund	15,791
Fidelity High Income Central Fund 1	213,088
Fidelity Industrials Central Fund	22,272
Fidelity Information Technology Central Fund	11,851
Fidelity International Equity Central Fund	131,373
Fidelity Materials Central Fund	9,410
Fidelity Money Market Central Fund	24,761
Fidelity Tactical Income Central Fund	1,361,339
Fidelity Telecom Services Central Fund	15,263
Fidelity Utilities Central Fund	19,641
Total	$ 1,978,823
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,032,961	$ 505	$ 984,297	0.5%
Fidelity Consumer Discretionary Central Fund	2,153,509	734,878	699,605	2,254,134	0.4%
Fidelity Consumer Staples Central Fund	2,123,558	848,495	650,065	2,226,041	0.4%
Fidelity Emerging Markets Equity Central Fund	-	1,357,959	751	1,323,261	0.4%
Fidelity Energy Central Fund	2,396,832	1,297,499	1,014,322	2,373,485	0.4%
Fidelity Financials Central Fund	3,391,587	2,064,914	1,107,896	3,939,956	0.4%
Fidelity Floating Rate Central Fund	855,694	1,722,850	665	2,594,061	0.1%
Fidelity Health Care Central Fund	2,790,440	921,355	912,129	2,799,515	0.4%
Fidelity High Income Central Fund 1	2,726,495	1,583,974	2,243	4,397,827	0.8%
Fidelity Industrials Central Fund	2,346,736	806,648	759,971	2,462,893	0.4%
Fidelity Information Technology Central Fund	3,965,785	1,377,270	1,330,997	4,040,556	0.4%
Fidelity International Equity Central Fund	713,202	8,656,064	138,170	8,300,250	0.6%
Fidelity Materials Central Fund	822,400	286,260	257,645	788,461	0.4%
Fidelity Tactical Income Central Fund	37,975,333	20,944,155	6,036,855	55,200,384	1.2%
Fidelity Telecom Services Central Fund	608,687	208,177	181,588	620,980	0.4%
Fidelity Utilities Central Fund	808,087	306,999	244,100	842,999	0.4%
Total	$ 63,678,345	$ 44,150,458	$ 13,337,506	$ 95,149,100
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $112,546,671. Net unrealized depreciation aggregated $46,312, of which $3,496,820 related to appreciated investment securities and $3,543,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

June 30, 2010

1.849911.102

FAN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 39.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	89,516	$ 882,627
Fidelity Consumer Discretionary Central Fund (b)	21,641	2,116,483
Fidelity Consumer Staples Central Fund (b)	19,213	2,131,879
Fidelity Emerging Markets Equity Central Fund (b)	8,956	1,539,736
Fidelity Energy Central Fund (b)	25,747	2,270,357
Fidelity Financials Central Fund (b)	72,138	3,842,771
Fidelity Health Care Central Fund (b)	25,191	2,607,518
Fidelity Industrials Central Fund (b)	21,260	2,302,468
Fidelity Information Technology Central Fund (b)	29,205	3,737,102
Fidelity International Equity Central Fund (b)	140,289	7,896,882
Fidelity Materials Central Fund (b)	6,626	797,933
Fidelity Telecom Services Central Fund (b)	6,314	626,534
Fidelity Utilities Central Fund (b)	9,157	790,237
TOTAL EQUITY CENTRAL FUNDS (Cost $34,861,622)		31,542,527
Fixed-Income Central Funds - 49.2%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (b)	19,403	1,814,727
Fidelity High Income Central Fund 1 (b)	34,795	3,183,034
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,997,761
Investment Grade Fixed-Income Funds - 42.9%
Fidelity Tactical Income Central Fund (b)	343,635	34,098,887
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $37,536,526)		39,096,648
Money Market Central Funds - 11.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (a)	4,870,084	$ 4,870,084
Fidelity Money Market Central Fund, 0.43% (a)	3,900,000	3,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $8,770,084)		8,770,084
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $81,168,232)	79,409,259
NET OTHER ASSETS (LIABILITIES) - 0.1%	60,500
NET ASSETS - 100%	$ 79,469,759
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,079
Fidelity Commodity Strategy Central Fund	247
Fidelity Consumer Discretionary Central Fund	16,325
Fidelity Consumer Staples Central Fund	33,065
Fidelity Emerging Markets Equity Central Fund	11,426
Fidelity Energy Central Fund	15,237
Fidelity Financials Central Fund	23,306
Fidelity Floating Rate Central Fund	24,651
Fidelity Health Care Central Fund	13,721
Fidelity High Income Central Fund 1	141,673
Fidelity Industrials Central Fund	19,458
Fidelity Information Technology Central Fund	10,376
Fidelity International Equity Central Fund	128,641
Fidelity Materials Central Fund	8,150
Fidelity Money Market Central Fund	9,710
Fidelity Tactical Income Central Fund	787,873
Fidelity Telecom Services Central Fund	13,196
Fidelity Utilities Central Fund	17,247
Total	$ 1,279,381
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 963,295	$ 30,087	$ 882,627	0.5%
Fidelity Consumer Discretionary Central Fund	1,624,457	923,367	461,387	2,116,483	0.4%
Fidelity Consumer Staples Central Fund	1,605,623	1,008,201	376,161	2,131,879	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	1,297,868	151,952	1,539,736	0.5%
Fidelity Energy Central Fund	1,817,976	1,350,719	602,826	2,270,357	0.4%
Fidelity Financials Central Fund	2,548,251	2,351,555	624,867	3,842,771	0.4%
Fidelity Floating Rate Central Fund	543,882	1,271,409	6,574	1,814,727	0.1%
Fidelity Health Care Central Fund	2,107,215	1,061,467	542,294	2,607,518	0.4%
Fidelity High Income Central Fund 1	1,698,998	1,454,876	20,828	3,183,034	0.6%
Fidelity Industrials Central Fund	1,766,313	958,129	457,243	2,302,468	0.4%
Fidelity Information Technology Central Fund	2,988,886	1,562,665	815,987	3,737,102	0.4%
Fidelity International Equity Central Fund	1,791,219	7,427,142	256,868	7,896,882	0.5%
Fidelity Materials Central Fund	624,751	396,168	156,678	797,933	0.4%
Fidelity Tactical Income Central Fund	20,638,811	17,366,202	5,282,156	34,098,887	0.7%
Fidelity Telecom Services Central Fund	458,806	287,987	104,204	626,534	0.4%
Fidelity Utilities Central Fund	616,276	351,793	150,384	790,237	0.4%
Total	$ 41,278,643	$ 40,032,843	$ 10,040,496	$ 70,639,175
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $81,168,420. Net unrealized depreciation aggregated $1,759,161, of which $2,311,496 related to appreciated investment securities and $4,070,657 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849959.102

AFAN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 39.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	89,516	$ 882,627
Fidelity Consumer Discretionary Central Fund (b)	21,641	2,116,483
Fidelity Consumer Staples Central Fund (b)	19,213	2,131,879
Fidelity Emerging Markets Equity Central Fund (b)	8,956	1,539,736
Fidelity Energy Central Fund (b)	25,747	2,270,357
Fidelity Financials Central Fund (b)	72,138	3,842,771
Fidelity Health Care Central Fund (b)	25,191	2,607,518
Fidelity Industrials Central Fund (b)	21,260	2,302,468
Fidelity Information Technology Central Fund (b)	29,205	3,737,102
Fidelity International Equity Central Fund (b)	140,289	7,896,882
Fidelity Materials Central Fund (b)	6,626	797,933
Fidelity Telecom Services Central Fund (b)	6,314	626,534
Fidelity Utilities Central Fund (b)	9,157	790,237
TOTAL EQUITY CENTRAL FUNDS (Cost $34,861,622)		31,542,527
Fixed-Income Central Funds - 49.2%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (b)	19,403	1,814,727
Fidelity High Income Central Fund 1 (b)	34,795	3,183,034
TOTAL HIGH YIELD FIXED-INCOME FUNDS		4,997,761
Investment Grade Fixed-Income Funds - 42.9%
Fidelity Tactical Income Central Fund (b)	343,635	34,098,887
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $37,536,526)		39,096,648
Money Market Central Funds - 11.0%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (a)	4,870,084	$ 4,870,084
Fidelity Money Market Central Fund, 0.43% (a)	3,900,000	3,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $8,770,084)		8,770,084
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $81,168,232)	79,409,259
NET OTHER ASSETS (LIABILITIES) - 0.1%	60,500
NET ASSETS - 100%	$ 79,469,759
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,079
Fidelity Commodity Strategy Central Fund	247
Fidelity Consumer Discretionary Central Fund	16,325
Fidelity Consumer Staples Central Fund	33,065
Fidelity Emerging Markets Equity Central Fund	11,426
Fidelity Energy Central Fund	15,237
Fidelity Financials Central Fund	23,306
Fidelity Floating Rate Central Fund	24,651
Fidelity Health Care Central Fund	13,721
Fidelity High Income Central Fund 1	141,673
Fidelity Industrials Central Fund	19,458
Fidelity Information Technology Central Fund	10,376
Fidelity International Equity Central Fund	128,641
Fidelity Materials Central Fund	8,150
Fidelity Money Market Central Fund	9,710
Fidelity Tactical Income Central Fund	787,873
Fidelity Telecom Services Central Fund	13,196
Fidelity Utilities Central Fund	17,247
Total	$ 1,279,381
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 963,295	$ 30,087	$ 882,627	0.5%
Fidelity Consumer Discretionary Central Fund	1,624,457	923,367	461,387	2,116,483	0.4%
Fidelity Consumer Staples Central Fund	1,605,623	1,008,201	376,161	2,131,879	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	1,297,868	151,952	1,539,736	0.5%
Fidelity Energy Central Fund	1,817,976	1,350,719	602,826	2,270,357	0.4%
Fidelity Financials Central Fund	2,548,251	2,351,555	624,867	3,842,771	0.4%
Fidelity Floating Rate Central Fund	543,882	1,271,409	6,574	1,814,727	0.1%
Fidelity Health Care Central Fund	2,107,215	1,061,467	542,294	2,607,518	0.4%
Fidelity High Income Central Fund 1	1,698,998	1,454,876	20,828	3,183,034	0.6%
Fidelity Industrials Central Fund	1,766,313	958,129	457,243	2,302,468	0.4%
Fidelity Information Technology Central Fund	2,988,886	1,562,665	815,987	3,737,102	0.4%
Fidelity International Equity Central Fund	1,791,219	7,427,142	256,868	7,896,882	0.5%
Fidelity Materials Central Fund	624,751	396,168	156,678	797,933	0.4%
Fidelity Tactical Income Central Fund	20,638,811	17,366,202	5,282,156	34,098,887	0.7%
Fidelity Telecom Services Central Fund	458,806	287,987	104,204	626,534	0.4%
Fidelity Utilities Central Fund	616,276	351,793	150,384	790,237	0.4%
Total	$ 41,278,643	$ 40,032,843	$ 10,040,496	$ 70,639,175
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $81,168,420. Net unrealized depreciation aggregated $1,759,161, of which $2,311,496 related to appreciated investment securities and $4,070,657 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2010

1.803291.106

FAA-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	8,267,215	$ 81,514,738
Fidelity Consumer Discretionary Central Fund (c)	2,071,597	202,602,201
Fidelity Consumer Staples Central Fund (c)	1,810,172	200,856,648
Fidelity Emerging Markets Equity Central Fund (c)	856,514	147,251,824
Fidelity Energy Central Fund (c)	2,320,158	204,591,533
Fidelity Financials Central Fund (c)	6,098,243	324,853,426
Fidelity Health Care Central Fund (c)	2,380,421	246,397,326
Fidelity Industrials Central Fund (c)	2,078,265	225,076,057
Fidelity Information Technology Central Fund (c)	2,852,958	365,064,468
Fidelity International Equity Central Fund (c)	11,398,500	641,621,584
Fidelity Materials Central Fund (c)	595,453	71,704,433
Fidelity Telecom Services Central Fund (c)	568,486	56,410,827
Fidelity Utilities Central Fund (c)	868,710	74,969,642
TOTAL EQUITY CENTRAL FUNDS (Cost $3,188,787,559)		2,842,914,707
Fixed-Income Central Funds - 45.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (c)	1,401,530	131,085,086
Fidelity High Income Central Fund 1 (c)	2,703,994	247,361,334
TOTAL HIGH YIELD FIXED-INCOME FUNDS		378,446,420
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Tactical Income Central Fund (c)	23,832,710	2,364,919,795
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,689,830,780)		2,743,366,215
Money Market Central Funds - 6.2%

Fidelity Cash Central Fund, 0.20% (a)	137,179,388	137,179,388
Fidelity Money Market Central Fund, 0.43% (a)	234,013,442	234,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $371,192,830)		371,192,830
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 7/15/10 (b) (Cost $16,998,988)	$ 17,000,000	$ 16,999,353
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,266,810,157)		5,974,473,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,856,140)
NET ASSETS - 100%		$ 5,972,616,965
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,570 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 103,243,200	$ (4,557,735)
787 CME E-mini S&P 500 Index Contracts	Sept. 2010	40,396,710	(2,297,253)
TOTAL EQUITY INDEX CONTRACTS		$ 143,639,910	$ (6,854,988)

The face value of futures purchased as a percentage of net assets is 2.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,999,353.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136,341
Fidelity Commodity Strategy Central Fund	30,030
Fidelity Consumer Discretionary Central Fund	2,088,962
Fidelity Consumer Staples Central Fund	3,986,859
Fidelity Emerging Markets Equity Central Fund	1,251,515
Fidelity Energy Central Fund	1,813,934
Fidelity Financials Central Fund	2,546,782
Fidelity Floating Rate Central Fund	2,359,543
Fidelity Health Care Central Fund	1,713,682
Fidelity High Income Central Fund 1	14,444,547
Fidelity Industrials Central Fund	2,461,552
Fidelity Information Technology Central Fund	1,270,003
Fidelity International Equity Central Fund	13,176,625
Fidelity Materials Central Fund	1,059,903
Fidelity Money Market Central Fund	632,408
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	68,325,756
Fidelity Telecom Services Central Fund	1,679,133
Fidelity Utilities Central Fund	2,090,161
Total	$ 121,072,990
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 87,636,897	$ -	$ 81,514,738	44.7%
Fidelity Consumer Discretionary Central Fund	279,022,577	2,592,886	94,765,603	202,602,201	39.1%
Fidelity Consumer Staples Central Fund	280,859,348	4,484,145	78,850,675	200,856,648	36.8%
Fidelity Emerging Markets Equity Central Fund	68,820,196	79,238,060	442,921	147,251,824	44.0%
Fidelity Energy Central Fund	305,884,194	2,374,664	76,529,020	204,591,533	37.5%
Fidelity Financials Central Fund	406,649,295	17,493,569	67,985,308	324,853,426	37.0%
Fidelity Floating Rate Central Fund	71,402,355	57,887,780	-	131,085,086	4.8%
Fidelity Health Care Central Fund	358,614,937	2,337,024	123,491,198	246,397,326	38.2%
Fidelity High Income Central Fund 1	230,888,991	14,496,176	5,820,012	247,361,334	43.9%
Fidelity Industrials Central Fund	327,227,002	3,000,666	121,482,430	225,076,057	39.4%
Fidelity Information Technology Central Fund	544,365,539	2,187,552	199,006,809	365,064,468	39.0%
Fidelity International Equity Central Fund	256,653,011	478,738,621	6,896,818	641,621,584	44.5%
Fidelity Materials Central Fund	126,132,911	1,247,827	51,313,814	71,704,433	38.6%
Fidelity Tactical Income Central Fund	2,437,845,914	79,395,566	265,115,303	2,364,919,795	50.4%
Fidelity Telecom Services Central Fund	95,578,669	1,817,707	40,307,450	56,410,827	37.0%
Fidelity Utilities Central Fund	95,566,059	2,275,606	21,116,811	74,969,642	38.5%
Total	$ 5,885,510,998	$ 837,204,746	$ 1,153,124,172	$ 5,586,280,922
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,842,914,707	$ 2,842,914,707	$ -	$ -
Fixed-Income Central Funds	2,743,366,215	2,743,366,215	-	-
Money Market Central Funds	371,192,830	371,192,830	-	-
Other Short-Term Investments and Net Other Assets	16,999,353	-	16,999,353	-
Total Investments in Securities:	$ 5,974,473,105	$ 5,957,473,752	$ 16,999,353	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,854,988)	$ (6,854,988)	$ -	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $6,266,810,141. Net unrealized depreciation aggregated $292,337,036, of which $228,659,259 related to appreciated investment securities and $520,996,295 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.103

AAM50-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 47.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	8,267,215	$ 81,514,738
Fidelity Consumer Discretionary Central Fund (c)	2,071,597	202,602,201
Fidelity Consumer Staples Central Fund (c)	1,810,172	200,856,648
Fidelity Emerging Markets Equity Central Fund (c)	856,514	147,251,824
Fidelity Energy Central Fund (c)	2,320,158	204,591,533
Fidelity Financials Central Fund (c)	6,098,243	324,853,426
Fidelity Health Care Central Fund (c)	2,380,421	246,397,326
Fidelity Industrials Central Fund (c)	2,078,265	225,076,057
Fidelity Information Technology Central Fund (c)	2,852,958	365,064,468
Fidelity International Equity Central Fund (c)	11,398,500	641,621,584
Fidelity Materials Central Fund (c)	595,453	71,704,433
Fidelity Telecom Services Central Fund (c)	568,486	56,410,827
Fidelity Utilities Central Fund (c)	868,710	74,969,642
TOTAL EQUITY CENTRAL FUNDS (Cost $3,188,787,559)		2,842,914,707
Fixed-Income Central Funds - 45.9%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (c)	1,401,530	131,085,086
Fidelity High Income Central Fund 1 (c)	2,703,994	247,361,334
TOTAL HIGH YIELD FIXED-INCOME FUNDS		378,446,420
Investment Grade Fixed-Income Funds - 39.6%
Fidelity Tactical Income Central Fund (c)	23,832,710	2,364,919,795
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,689,830,780)		2,743,366,215
Money Market Central Funds - 6.2%

Fidelity Cash Central Fund, 0.20% (a)	137,179,388	137,179,388
Fidelity Money Market Central Fund, 0.43% (a)	234,013,442	234,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $371,192,830)		371,192,830
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 7/15/10 (b) (Cost $16,998,988)	$ 17,000,000	$ 16,999,353
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,266,810,157)		5,974,473,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,856,140)
NET ASSETS - 100%		$ 5,972,616,965
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,570 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 103,243,200	$ (4,557,735)
787 CME E-mini S&P 500 Index Contracts	Sept. 2010	40,396,710	(2,297,253)
TOTAL EQUITY INDEX CONTRACTS		$ 143,639,910	$ (6,854,988)

The face value of futures purchased as a percentage of net assets is 2.4%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $16,999,353.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136,341
Fidelity Commodity Strategy Central Fund	30,030
Fidelity Consumer Discretionary Central Fund	2,088,962
Fidelity Consumer Staples Central Fund	3,986,859
Fidelity Emerging Markets Equity Central Fund	1,251,515
Fidelity Energy Central Fund	1,813,934
Fidelity Financials Central Fund	2,546,782
Fidelity Floating Rate Central Fund	2,359,543
Fidelity Health Care Central Fund	1,713,682
Fidelity High Income Central Fund 1	14,444,547
Fidelity Industrials Central Fund	2,461,552
Fidelity Information Technology Central Fund	1,270,003
Fidelity International Equity Central Fund	13,176,625
Fidelity Materials Central Fund	1,059,903
Fidelity Money Market Central Fund	632,408
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	68,325,756
Fidelity Telecom Services Central Fund	1,679,133
Fidelity Utilities Central Fund	2,090,161
Total	$ 121,072,990
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 87,636,897	$ -	$ 81,514,738	44.7%
Fidelity Consumer Discretionary Central Fund	279,022,577	2,592,886	94,765,603	202,602,201	39.1%
Fidelity Consumer Staples Central Fund	280,859,348	4,484,145	78,850,675	200,856,648	36.8%
Fidelity Emerging Markets Equity Central Fund	68,820,196	79,238,060	442,921	147,251,824	44.0%
Fidelity Energy Central Fund	305,884,194	2,374,664	76,529,020	204,591,533	37.5%
Fidelity Financials Central Fund	406,649,295	17,493,569	67,985,308	324,853,426	37.0%
Fidelity Floating Rate Central Fund	71,402,355	57,887,780	-	131,085,086	4.8%
Fidelity Health Care Central Fund	358,614,937	2,337,024	123,491,198	246,397,326	38.2%
Fidelity High Income Central Fund 1	230,888,991	14,496,176	5,820,012	247,361,334	43.9%
Fidelity Industrials Central Fund	327,227,002	3,000,666	121,482,430	225,076,057	39.4%
Fidelity Information Technology Central Fund	544,365,539	2,187,552	199,006,809	365,064,468	39.0%
Fidelity International Equity Central Fund	256,653,011	478,738,621	6,896,818	641,621,584	44.5%
Fidelity Materials Central Fund	126,132,911	1,247,827	51,313,814	71,704,433	38.6%
Fidelity Tactical Income Central Fund	2,437,845,914	79,395,566	265,115,303	2,364,919,795	50.4%
Fidelity Telecom Services Central Fund	95,578,669	1,817,707	40,307,450	56,410,827	37.0%
Fidelity Utilities Central Fund	95,566,059	2,275,606	21,116,811	74,969,642	38.5%
Total	$ 5,885,510,998	$ 837,204,746	$ 1,153,124,172	$ 5,586,280,922
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,842,914,707	$ 2,842,914,707	$ -	$ -
Fixed-Income Central Funds	2,743,366,215	2,743,366,215	-	-
Money Market Central Funds	371,192,830	371,192,830	-	-
Other Short-Term Investments and Net Other Assets	16,999,353	-	16,999,353	-
Total Investments in Securities:	$ 5,974,473,105	$ 5,957,473,752	$ 16,999,353	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (6,854,988)	$ (6,854,988)	$ -	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $6,266,810,141. Net unrealized depreciation aggregated $292,337,036, of which $228,659,259 related to appreciated investment securities and $520,996,295 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

June 30, 2010

1.849912.102

SAN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	191,430	$ 1,887,499
Fidelity Consumer Discretionary Central Fund (a)	46,871	4,583,961
Fidelity Consumer Staples Central Fund (a)	42,282	4,691,608
Fidelity Emerging Markets Equity Central Fund (a)	20,093	3,454,323
Fidelity Energy Central Fund (a)	51,595	4,549,685
Fidelity Financials Central Fund (a)	141,226	7,523,105
Fidelity Health Care Central Fund (a)	55,586	5,753,709
Fidelity Industrials Central Fund (a)	47,446	5,138,395
Fidelity Information Technology Central Fund (a)	65,700	8,406,911
Fidelity International Equity Central Fund (a)	297,614	16,752,686
Fidelity Materials Central Fund (a)	13,380	1,611,177
Fidelity Telecom Services Central Fund (a)	12,762	1,266,376
Fidelity Utilities Central Fund (a)	20,153	1,739,200
TOTAL EQUITY CENTRAL FUNDS (Cost $72,636,774)		67,358,635
Fixed-Income Central Funds - 38.3%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (a)	27,543	2,576,142
Fidelity High Income Central Fund 1 (a)	49,092	4,490,956
TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,067,098
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Tactical Income Central Fund (a)	360,241	35,746,713
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $41,086,712)		42,813,811
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (b) (Cost $1,622,791)	1,622,791	$ 1,622,791
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $115,346,277)	111,795,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,640)
NET ASSETS - 100%	$ 111,778,597
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,942
Fidelity Commodity Strategy Central Fund	383
Fidelity Consumer Discretionary Central Fund	38,001
Fidelity Consumer Staples Central Fund	76,751
Fidelity Emerging Markets Equity Central Fund	27,530
Fidelity Energy Central Fund	34,971
Fidelity Financials Central Fund	52,439
Fidelity Floating Rate Central Fund	37,332
Fidelity Health Care Central Fund	31,987
Fidelity High Income Central Fund 1	219,462
Fidelity Industrials Central Fund	45,449
Fidelity Information Technology Central Fund	24,350
Fidelity International Equity Central Fund	289,509
Fidelity Materials Central Fund	18,705
Fidelity Tactical Income Central Fund	869,771
Fidelity Telecom Services Central Fund	30,373
Fidelity Utilities Central Fund	39,310
Total	$ 1,839,265
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,085,665	$ 71,435	$ 1,887,499	1.0%
Fidelity Consumer Discretionary Central Fund	3,328,127	1,825,830	685,117	4,583,961	0.9%
Fidelity Consumer Staples Central Fund	3,275,772	2,258,015	597,484	4,691,608	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	2,319,341	79,359	3,454,323	1.0%
Fidelity Energy Central Fund	3,732,559	2,213,815	740,806	4,549,685	0.8%
Fidelity Financials Central Fund	5,252,184	4,130,341	987,025	7,523,105	0.9%
Fidelity Floating Rate Central Fund	756,173	1,811,526	4,476	2,576,142	0.1%
Fidelity Health Care Central Fund	4,322,878	2,331,751	874,077	5,753,709	0.9%
Fidelity High Income Central Fund 1	2,457,724	2,169,082	212,495	4,490,956	0.8%
Fidelity Industrials Central Fund	3,629,170	2,121,200	722,958	5,138,395	0.9%
Fidelity Information Technology Central Fund	6,135,680	3,677,066	1,429,784	8,406,911	0.9%
Fidelity International Equity Central Fund	5,206,373	14,335,888	363,571	16,752,686	1.2%
Fidelity Materials Central Fund	1,260,092	726,967	236,977	1,611,177	0.9%
Fidelity Tactical Income Central Fund	21,567,412	19,406,446	6,741,627	35,746,713	0.8%
Fidelity Telecom Services Central Fund	937,166	527,472	164,040	1,266,376	0.8%
Fidelity Utilities Central Fund	1,240,459	779,776	221,022	1,739,200	0.9%
Total	$ 64,418,772	$ 62,720,181	$ 14,132,253	$ 110,172,446
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $115,347,384. Net unrealized depreciation aggregated $3,552,147, of which $3,867,772 related to appreciated investment securities and $7,419,919 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849978.102

ASAN-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	191,430	$ 1,887,499
Fidelity Consumer Discretionary Central Fund (a)	46,871	4,583,961
Fidelity Consumer Staples Central Fund (a)	42,282	4,691,608
Fidelity Emerging Markets Equity Central Fund (a)	20,093	3,454,323
Fidelity Energy Central Fund (a)	51,595	4,549,685
Fidelity Financials Central Fund (a)	141,226	7,523,105
Fidelity Health Care Central Fund (a)	55,586	5,753,709
Fidelity Industrials Central Fund (a)	47,446	5,138,395
Fidelity Information Technology Central Fund (a)	65,700	8,406,911
Fidelity International Equity Central Fund (a)	297,614	16,752,686
Fidelity Materials Central Fund (a)	13,380	1,611,177
Fidelity Telecom Services Central Fund (a)	12,762	1,266,376
Fidelity Utilities Central Fund (a)	20,153	1,739,200
TOTAL EQUITY CENTRAL FUNDS (Cost $72,636,774)		67,358,635
Fixed-Income Central Funds - 38.3%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (a)	27,543	2,576,142
Fidelity High Income Central Fund 1 (a)	49,092	4,490,956
TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,067,098
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Tactical Income Central Fund (a)	360,241	35,746,713
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $41,086,712)		42,813,811
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (b) (Cost $1,622,791)	1,622,791	$ 1,622,791
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $115,346,277)	111,795,237
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,640)
NET ASSETS - 100%	$ 111,778,597
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,942
Fidelity Commodity Strategy Central Fund	383
Fidelity Consumer Discretionary Central Fund	38,001
Fidelity Consumer Staples Central Fund	76,751
Fidelity Emerging Markets Equity Central Fund	27,530
Fidelity Energy Central Fund	34,971
Fidelity Financials Central Fund	52,439
Fidelity Floating Rate Central Fund	37,332
Fidelity Health Care Central Fund	31,987
Fidelity High Income Central Fund 1	219,462
Fidelity Industrials Central Fund	45,449
Fidelity Information Technology Central Fund	24,350
Fidelity International Equity Central Fund	289,509
Fidelity Materials Central Fund	18,705
Fidelity Tactical Income Central Fund	869,771
Fidelity Telecom Services Central Fund	30,373
Fidelity Utilities Central Fund	39,310
Total	$ 1,839,265
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 2,085,665	$ 71,435	$ 1,887,499	1.0%
Fidelity Consumer Discretionary Central Fund	3,328,127	1,825,830	685,117	4,583,961	0.9%
Fidelity Consumer Staples Central Fund	3,275,772	2,258,015	597,484	4,691,608	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	2,319,341	79,359	3,454,323	1.0%
Fidelity Energy Central Fund	3,732,559	2,213,815	740,806	4,549,685	0.8%
Fidelity Financials Central Fund	5,252,184	4,130,341	987,025	7,523,105	0.9%
Fidelity Floating Rate Central Fund	756,173	1,811,526	4,476	2,576,142	0.1%
Fidelity Health Care Central Fund	4,322,878	2,331,751	874,077	5,753,709	0.9%
Fidelity High Income Central Fund 1	2,457,724	2,169,082	212,495	4,490,956	0.8%
Fidelity Industrials Central Fund	3,629,170	2,121,200	722,958	5,138,395	0.9%
Fidelity Information Technology Central Fund	6,135,680	3,677,066	1,429,784	8,406,911	0.9%
Fidelity International Equity Central Fund	5,206,373	14,335,888	363,571	16,752,686	1.2%
Fidelity Materials Central Fund	1,260,092	726,967	236,977	1,611,177	0.9%
Fidelity Tactical Income Central Fund	21,567,412	19,406,446	6,741,627	35,746,713	0.8%
Fidelity Telecom Services Central Fund	937,166	527,472	164,040	1,266,376	0.8%
Fidelity Utilities Central Fund	1,240,459	779,776	221,022	1,739,200	0.9%
Total	$ 64,418,772	$ 62,720,181	$ 14,132,253	$ 110,172,446
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $115,347,384. Net unrealized depreciation aggregated $3,552,147, of which $3,867,772 related to appreciated investment securities and $7,419,919 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2010

1.818368.105

AMG-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 68.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,626,995	$ 35,762,166
Fidelity Consumer Discretionary Central Fund (c)	1,195,911	116,960,060
Fidelity Consumer Staples Central Fund (c)	1,009,349	111,997,314
Fidelity Emerging Markets Equity Central Fund (c)	512,159	88,050,389
Fidelity Energy Central Fund (c)	1,292,335	113,958,067
Fidelity Financials Central Fund (c)	3,396,855	180,950,446
Fidelity Health Care Central Fund (c)	1,394,219	144,315,630
Fidelity Industrials Central Fund (c)	1,179,413	127,730,452
Fidelity Information Technology Central Fund (c)	1,650,733	211,227,843
Fidelity International Equity Central Fund (c)	6,511,757	366,546,806
Fidelity Materials Central Fund (c)	341,399	41,111,238
Fidelity Telecom Services Central Fund (c)	324,313	32,181,627
Fidelity Utilities Central Fund (c)	495,791	42,786,792
TOTAL EQUITY CENTRAL FUNDS (Cost $1,916,841,504)		1,613,578,830
Fixed-Income Central Funds - 28.5%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (c)	562,655	52,625,099
Fidelity High Income Central Fund 1 (c)	1,068,703	97,764,974
TOTAL HIGH YIELD FIXED-INCOME FUNDS		150,390,073
Investment Grade Fixed-Income Funds - 22.2%
Fidelity Tactical Income Central Fund (c)	5,275,303	523,468,324
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $664,950,744)		673,858,397
Money Market Central Funds - 3.0%

Fidelity Cash Central Fund, 0.20% (a)	70,371,247	70,371,247
Fidelity Money Market Central Fund, 0.43% (a)	56,119	56,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $70,427,366)		70,427,366
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 7/15/10 (b) (Cost $6,599,606)	$ 6,600,000	$ 6,599,748
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,658,819,220)	2,364,464,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,067,970)
NET ASSETS - 100%	$ 2,363,396,371
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
783 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 51,490,080	$ (2,273,061)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,599,748.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Commodity Strategy Central Fund	$ 18,170
Fidelity Cash Central Fund	57,853
Fidelity Consumer Discretionary Central Fund	1,177,067
Fidelity Consumer Staples Central Fund	2,208,749
Fidelity Emerging Markets Equity Central Fund	750,786
Fidelity Energy Central Fund	1,003,162
Fidelity Financials Central Fund	1,411,447
Fidelity Floating Rate Central Fund	947,147
Fidelity Health Care Central Fund	968,520
Fidelity High Income Central Fund 1	5,666,456
Fidelity Industrials Central Fund	1,371,998
Fidelity Information Technology Central Fund	715,237
Fidelity International Equity Central Fund	7,499,121
Fidelity Materials Central Fund	597,971
Fidelity Money Market Central Fund	12,253
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	15,401,233
Fidelity Telecom Services Central Fund	947,957
Fidelity Utilities Central Fund	1,177,120
Total	$ 41,934,997
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 37,833,506	$ 426,975	$ 35,762,166	19.6%
Fidelity Consumer Discretionary Central Fund	146,263,309	2,569,253	40,351,846	116,960,060	22.6%
Fidelity Consumer Staples Central Fund	147,396,511	3,577,759	35,816,633	111,997,314	20.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	35,616,569	876,870	88,050,389	29.0%
Fidelity Energy Central Fund	162,752,963	2,555,725	36,364,302	113,958,067	20.9%
Fidelity Financials Central Fund	216,639,893	12,404,365	30,848,792	180,950,446	20.6%
Fidelity Floating Rate Central Fund	28,516,136	23,397,574	-	52,625,099	1.9%
Fidelity Health Care Central Fund	189,610,749	2,666,742	52,218,276	144,315,630	22.4%
Fidelity High Income Central Fund 1	89,525,548	6,838,014	1,624,583	97,764,974	17.3%
Fidelity Industrials Central Fund	169,985,596	2,874,363	54,012,998	127,730,452	22.4%
Fidelity Information Technology Central Fund	283,273,466	3,236,061	84,484,020	211,227,843	22.6%
Fidelity International Equity Central Fund	204,250,748	216,344,342	2,895,097	366,546,806	25.4%
Fidelity Materials Central Fund	64,035,028	1,121,567	21,727,631	41,111,238	22.1%
Fidelity Tactical Income Central Fund	543,780,680	31,481,457	77,068,884	523,468,324	11.2%
Fidelity Telecom Services Central Fund	48,675,698	1,328,008	17,535,204	32,181,627	21.1%
Fidelity Utilities Central Fund	50,755,053	1,684,692	8,679,069	42,786,792	22.0%
Total	$ 2,398,571,006	$ 385,529,997	$ 464,931,180	$ 2,287,437,227
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,613,578,830	$ 1,613,578,830	$ -	$ -
Fixed-Income Central Funds	673,858,397	673,858,397	-	-
Money Market Central Funds	70,427,366	70,427,366	-	-
Other Short-Term Investments and Net Other Assets	6,599,748	-	6,599,748	-
Total Investments in Securities:	$ 2,364,464,341	$ 2,357,864,593	$ 6,599,748	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,273,061)	$ (2,273,061)	$ -	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,658,819,214. Net unrealized depreciation aggregated $294,354,873, of which $78,931,814 related to appreciated investment securities and $373,286,687 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity Asset Manager® 70%

1.873072.101

AAM70-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 68.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,626,995	$ 35,762,166
Fidelity Consumer Discretionary Central Fund (c)	1,195,911	116,960,060
Fidelity Consumer Staples Central Fund (c)	1,009,349	111,997,314
Fidelity Emerging Markets Equity Central Fund (c)	512,159	88,050,389
Fidelity Energy Central Fund (c)	1,292,335	113,958,067
Fidelity Financials Central Fund (c)	3,396,855	180,950,446
Fidelity Health Care Central Fund (c)	1,394,219	144,315,630
Fidelity Industrials Central Fund (c)	1,179,413	127,730,452
Fidelity Information Technology Central Fund (c)	1,650,733	211,227,843
Fidelity International Equity Central Fund (c)	6,511,757	366,546,806
Fidelity Materials Central Fund (c)	341,399	41,111,238
Fidelity Telecom Services Central Fund (c)	324,313	32,181,627
Fidelity Utilities Central Fund (c)	495,791	42,786,792
TOTAL EQUITY CENTRAL FUNDS (Cost $1,916,841,504)		1,613,578,830
Fixed-Income Central Funds - 28.5%

High Yield Fixed-Income Funds - 6.3%
Fidelity Floating Rate Central Fund (c)	562,655	52,625,099
Fidelity High Income Central Fund 1 (c)	1,068,703	97,764,974
TOTAL HIGH YIELD FIXED-INCOME FUNDS		150,390,073
Investment Grade Fixed-Income Funds - 22.2%
Fidelity Tactical Income Central Fund (c)	5,275,303	523,468,324
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $664,950,744)		673,858,397
Money Market Central Funds - 3.0%

Fidelity Cash Central Fund, 0.20% (a)	70,371,247	70,371,247
Fidelity Money Market Central Fund, 0.43% (a)	56,119	56,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $70,427,366)		70,427,366
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% 7/15/10 (b) (Cost $6,599,606)	$ 6,600,000	$ 6,599,748
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,658,819,220)	2,364,464,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,067,970)
NET ASSETS - 100%	$ 2,363,396,371
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
783 CME E-mini MSCI EAFE Index Contracts	Sept. 2010	$ 51,490,080	$ (2,273,061)

The face value of futures purchased as a percentage of net assets is 2.2%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,599,748.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Commodity Strategy Central Fund	$ 18,170
Fidelity Cash Central Fund	57,853
Fidelity Consumer Discretionary Central Fund	1,177,067
Fidelity Consumer Staples Central Fund	2,208,749
Fidelity Emerging Markets Equity Central Fund	750,786
Fidelity Energy Central Fund	1,003,162
Fidelity Financials Central Fund	1,411,447
Fidelity Floating Rate Central Fund	947,147
Fidelity Health Care Central Fund	968,520
Fidelity High Income Central Fund 1	5,666,456
Fidelity Industrials Central Fund	1,371,998
Fidelity Information Technology Central Fund	715,237
Fidelity International Equity Central Fund	7,499,121
Fidelity Materials Central Fund	597,971
Fidelity Money Market Central Fund	12,253
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	15,401,233
Fidelity Telecom Services Central Fund	947,957
Fidelity Utilities Central Fund	1,177,120
Total	$ 41,934,997
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 37,833,506	$ 426,975	$ 35,762,166	19.6%
Fidelity Consumer Discretionary Central Fund	146,263,309	2,569,253	40,351,846	116,960,060	22.6%
Fidelity Consumer Staples Central Fund	147,396,511	3,577,759	35,816,633	111,997,314	20.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	35,616,569	876,870	88,050,389	29.0%
Fidelity Energy Central Fund	162,752,963	2,555,725	36,364,302	113,958,067	20.9%
Fidelity Financials Central Fund	216,639,893	12,404,365	30,848,792	180,950,446	20.6%
Fidelity Floating Rate Central Fund	28,516,136	23,397,574	-	52,625,099	1.9%
Fidelity Health Care Central Fund	189,610,749	2,666,742	52,218,276	144,315,630	22.4%
Fidelity High Income Central Fund 1	89,525,548	6,838,014	1,624,583	97,764,974	17.3%
Fidelity Industrials Central Fund	169,985,596	2,874,363	54,012,998	127,730,452	22.4%
Fidelity Information Technology Central Fund	283,273,466	3,236,061	84,484,020	211,227,843	22.6%
Fidelity International Equity Central Fund	204,250,748	216,344,342	2,895,097	366,546,806	25.4%
Fidelity Materials Central Fund	64,035,028	1,121,567	21,727,631	41,111,238	22.1%
Fidelity Tactical Income Central Fund	543,780,680	31,481,457	77,068,884	523,468,324	11.2%
Fidelity Telecom Services Central Fund	48,675,698	1,328,008	17,535,204	32,181,627	21.1%
Fidelity Utilities Central Fund	50,755,053	1,684,692	8,679,069	42,786,792	22.0%
Total	$ 2,398,571,006	$ 385,529,997	$ 464,931,180	$ 2,287,437,227
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,613,578,830	$ 1,613,578,830	$ -	$ -
Fixed-Income Central Funds	673,858,397	673,858,397	-	-
Money Market Central Funds	70,427,366	70,427,366	-	-
Other Short-Term Investments and Net Other Assets	6,599,748	-	6,599,748	-
Total Investments in Securities:	$ 2,364,464,341	$ 2,357,864,593	$ 6,599,748	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,273,061)	$ (2,273,061)	$ -	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $2,658,819,214. Net unrealized depreciation aggregated $294,354,873, of which $78,931,814 related to appreciated investment securities and $373,286,687 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2010

1.803292.106

AGG-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,310,911	$ 12,925,586
Fidelity Consumer Discretionary Central Fund (a)	365,326	35,728,872
Fidelity Consumer Staples Central Fund (a)	329,284	36,537,356
Fidelity Emerging Markets Equity Central Fund (a)	162,769	27,983,241
Fidelity Energy Central Fund (a)	425,073	37,482,924
Fidelity Financials Central Fund (a)	1,071,775	57,093,475
Fidelity Health Care Central Fund (a)	419,409	43,413,042
Fidelity Industrials Central Fund (a)	354,491	38,391,386
Fidelity Information Technology Central Fund (a)	489,655	62,656,202
Fidelity International Equity Central Fund (a)	2,126,209	119,684,300
Fidelity Materials Central Fund (a)	107,294	12,920,329
Fidelity Telecom Services Central Fund (a)	103,431	10,263,481
Fidelity Utilities Central Fund (a)	151,871	13,106,456
TOTAL EQUITY CENTRAL FUNDS (Cost $593,435,003)		508,186,650
Fixed-Income Central Funds - 13.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity High Income Central Fund 1 (a)	353,854	32,370,599
Investment Grade Fixed-Income Funds - 7.5%
Fidelity Tactical Income Central Fund (a)	449,150	44,569,165
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,097,125)		76,939,764
Money Market Central Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (b) (Cost $5,102,812)	5,102,812	$ 5,102,812
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $671,634,940)	590,229,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(255,155)
NET ASSETS - 100%	$ 589,974,071
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,994
Fidelity Commodity Strategy Central Fund	4,316
Fidelity Consumer Discretionary Central Fund	356,154
Fidelity Consumer Staples Central Fund	688,995
Fidelity Emerging Markets Equity Central Fund	235,218
Fidelity Energy Central Fund	325,899
Fidelity Financials Central Fund	452,205
Fidelity Health Care Central Fund	290,093
Fidelity High Income Central Fund 1	1,905,940
Fidelity Industrials Central Fund	415,659
Fidelity Information Technology Central Fund	221,281
Fidelity International Equity Central Fund	2,376,844
Fidelity Materials Central Fund	180,683
Fidelity Tactical Income Central Fund	1,282,441
Fidelity Telecom Services Central Fund	287,034
Fidelity Utilities Central Fund	359,839
Total	$ 9,394,595
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,747,052	$ -	$ 12,925,586	2.2%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,588,155	10,306,229	35,728,872	6.1%
Fidelity Consumer Staples Central Fund	39,673,811	5,381,527	7,215,286	36,537,356	6.7%
Fidelity Emerging Markets Equity Central Fund	17,999,653	11,037,601	1,000,613	27,983,241	8.4%
Fidelity Energy Central Fund	44,764,935	7,441,563	9,638,522	37,482,924	6.9%
Fidelity Financials Central Fund	63,321,485	10,126,834	10,482,810	57,093,475	6.5%
Fidelity Health Care Central Fund	52,034,339	4,153,154	13,761,188	43,413,042	6.7%
Fidelity High Income Central Fund 1	29,367,333	5,182,014	3,139,136	32,370,599	5.7%
Fidelity Industrials Central Fund	43,618,614	4,223,661	12,066,417	38,391,386	6.7%
Fidelity Information Technology Central Fund	74,871,388	6,803,857	21,634,559	62,656,202	6.7%
Fidelity International Equity Central Fund	68,228,457	73,354,787	4,344,680	119,684,300	8.3%
Fidelity Materials Central Fund	16,138,993	1,401,342	3,831,981	12,920,329	7.0%
Fidelity Tactical Income Central Fund	46,186,877	17,378,123	21,137,534	44,569,165	0.9%
Fidelity Telecom Services Central Fund	12,273,530	1,119,384	3,014,168	10,263,481	6.7%
Fidelity Utilities Central Fund	14,732,202	1,688,735	2,945,098	13,106,456	6.7%
Total	$ 563,190,999	$ 166,627,789	$ 124,518,221	$ 585,126,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $671,634,940. Net unrealized depreciation aggregated $81,405,714, of which $21,735,563 related to appreciated investment securities and $103,141,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.851908.103

AAM85-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 86.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,310,911	$ 12,925,586
Fidelity Consumer Discretionary Central Fund (a)	365,326	35,728,872
Fidelity Consumer Staples Central Fund (a)	329,284	36,537,356
Fidelity Emerging Markets Equity Central Fund (a)	162,769	27,983,241
Fidelity Energy Central Fund (a)	425,073	37,482,924
Fidelity Financials Central Fund (a)	1,071,775	57,093,475
Fidelity Health Care Central Fund (a)	419,409	43,413,042
Fidelity Industrials Central Fund (a)	354,491	38,391,386
Fidelity Information Technology Central Fund (a)	489,655	62,656,202
Fidelity International Equity Central Fund (a)	2,126,209	119,684,300
Fidelity Materials Central Fund (a)	107,294	12,920,329
Fidelity Telecom Services Central Fund (a)	103,431	10,263,481
Fidelity Utilities Central Fund (a)	151,871	13,106,456
TOTAL EQUITY CENTRAL FUNDS (Cost $593,435,003)		508,186,650
Fixed-Income Central Funds - 13.0%

High Yield Fixed-Income Funds - 5.5%
Fidelity High Income Central Fund 1 (a)	353,854	32,370,599
Investment Grade Fixed-Income Funds - 7.5%
Fidelity Tactical Income Central Fund (a)	449,150	44,569,165
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $73,097,125)		76,939,764
Money Market Central Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (b) (Cost $5,102,812)	5,102,812	$ 5,102,812
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $671,634,940)	590,229,226
NET OTHER ASSETS (LIABILITIES) - 0.0%	(255,155)
NET ASSETS - 100%	$ 589,974,071
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,994
Fidelity Commodity Strategy Central Fund	4,316
Fidelity Consumer Discretionary Central Fund	356,154
Fidelity Consumer Staples Central Fund	688,995
Fidelity Emerging Markets Equity Central Fund	235,218
Fidelity Energy Central Fund	325,899
Fidelity Financials Central Fund	452,205
Fidelity Health Care Central Fund	290,093
Fidelity High Income Central Fund 1	1,905,940
Fidelity Industrials Central Fund	415,659
Fidelity Information Technology Central Fund	221,281
Fidelity International Equity Central Fund	2,376,844
Fidelity Materials Central Fund	180,683
Fidelity Tactical Income Central Fund	1,282,441
Fidelity Telecom Services Central Fund	287,034
Fidelity Utilities Central Fund	359,839
Total	$ 9,394,595
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,747,052	$ -	$ 12,925,586	2.2%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,588,155	10,306,229	35,728,872	6.1%
Fidelity Consumer Staples Central Fund	39,673,811	5,381,527	7,215,286	36,537,356	6.7%
Fidelity Emerging Markets Equity Central Fund	17,999,653	11,037,601	1,000,613	27,983,241	8.4%
Fidelity Energy Central Fund	44,764,935	7,441,563	9,638,522	37,482,924	6.9%
Fidelity Financials Central Fund	63,321,485	10,126,834	10,482,810	57,093,475	6.5%
Fidelity Health Care Central Fund	52,034,339	4,153,154	13,761,188	43,413,042	6.7%
Fidelity High Income Central Fund 1	29,367,333	5,182,014	3,139,136	32,370,599	5.7%
Fidelity Industrials Central Fund	43,618,614	4,223,661	12,066,417	38,391,386	6.7%
Fidelity Information Technology Central Fund	74,871,388	6,803,857	21,634,559	62,656,202	6.7%
Fidelity International Equity Central Fund	68,228,457	73,354,787	4,344,680	119,684,300	8.3%
Fidelity Materials Central Fund	16,138,993	1,401,342	3,831,981	12,920,329	7.0%
Fidelity Tactical Income Central Fund	46,186,877	17,378,123	21,137,534	44,569,165	0.9%
Fidelity Telecom Services Central Fund	12,273,530	1,119,384	3,014,168	10,263,481	6.7%
Fidelity Utilities Central Fund	14,732,202	1,688,735	2,945,098	13,106,456	6.7%
Total	$ 563,190,999	$ 166,627,789	$ 124,518,221	$ 585,126,414
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $671,634,940. Net unrealized depreciation aggregated $81,405,714, of which $21,735,563 related to appreciated investment securities and $103,141,277 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Broad Market
Opportunities Fund

June 30, 2010

1.861616.102

BMO-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,244	$ 317,279
Fidelity Consumer Staples Central Fund (a)	2,862	317,553
Fidelity Energy Central Fund (a)	3,798	334,884
Fidelity Financials Central Fund (a)	11,074	589,921
Fidelity Health Care Central Fund (a)	3,673	380,189
Fidelity Industrials Central Fund (a)	3,144	340,520
Fidelity Information Technology Central Fund (a)	4,161	532,418
Fidelity Materials Central Fund (a)	1,019	122,750
Fidelity Telecom Services Central Fund (a)	916	90,901
Fidelity Utilities Central Fund (a)	1,325	114,316
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,799,069)		3,140,731
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(18,652)
NET ASSETS - 100%		$ 3,122,079
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 2,998
Fidelity Consumer Staples Central Fund	5,981
Fidelity Energy Central Fund	2,891
Fidelity Financials Central Fund	4,312
Fidelity Health Care Central Fund	2,505
Fidelity Industrials Central Fund	3,589
Fidelity Information Technology Central Fund	1,864
Fidelity Materials Central Fund	1,597
Fidelity Telecom Services Central Fund	2,451
Fidelity Utilities Central Fund	3,105
Total	$ 31,293
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 302,539	$ 98,958	$ 102,162	$ 317,279	0.1%
Fidelity Consumer Staples Central Fund	348,319	131,813	154,484	317,553	0.1%
Fidelity Energy Central Fund	353,430	159,837	140,595	334,884	0.1%
Fidelity Financials Central Fund	442,631	301,808	100,025	589,921	0.1%
Fidelity Health Care Central Fund	441,806	95,331	169,890	380,189	0.1%
Fidelity Industrials Central Fund	320,505	96,533	101,082	340,520	0.1%
Fidelity Information Technology Central Fund	580,895	134,686	212,343	532,418	0.1%
Fidelity Materials Central Fund	110,386	39,156	20,345	122,750	0.1%
Fidelity Telecom Services Central Fund	98,099	17,608	24,431	90,901	0.1%
Fidelity Utilities Central Fund	130,473	23,245	36,728	114,316	0.1%
Total	$ 3,129,083	$ 1,098,975	$ 1,062,085	$ 3,140,731
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $4,000,479. Net unrealized depreciation aggregated $859,748, all of which was related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010